UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21187

PAX WORLD FUNDS TRUST II

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-767-1729

Date of fiscal year end: December 31

Date of reporting period: 12/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Annual Report to Shareholders

December 31, 2011

ANNUAL REPORT

Pax MSCI North America ESG Index ETF (NASI)

Pax MSCI EAFE ESG Index ETF (EAPS)

ESGShares®

Bringing Sustainable Investing to the ETF Market

For More Information

General Fund Information

888.729.3863

www.esgshares.com

Transfer Agent and

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Investment Adviser

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

Letter to Shareholders

by Joseph Keefe, President & CEO

Dear fellow shareholders,

As 2012 begins, there is a palpable sense of relief in markets. 2011 was a very challenging year, to say the least. Pax World shareholders, like investors everywhere, saw their portfolios whipsawed by volatile markets that seemed to be constantly reacting—or overreacting—to world events.

Environmental disasters such as the tsunami and nuclear

meltdown in Japan and mass flooding in Thailand, coupled with man-made disasters such as the debt ceiling debacle in our nation’s capital and the European sovereign debt crisis, roiled markets throughout the year. In addition, the general failure of policy makers—in Washington and abroad—to confront the economic crisis not only exacerbated already volatile markets but contributed to a more general loss of public confidence in societal institutions. From Wall Street to Capitol Hill, from Cairo to Damascus, a rising tide of protest has swept the globe as people demand, in one form or another, that political and economic elites cede power and privilege and be more responsive to the aspirations of the vast majority of citizens. Time Magazine named “The Protestor” its 2011 Person of the Year.

Certainly, there is much to fuel protest. We are now almost four years into an economic downturn the most debilitating aspects of which—high unemployment, depressed housing prices, mortgage foreclosures—stubbornly persist. At the same time, growing inequality has become a defining feature of our age, and whether it is Occupy Wall Street protestors or the Arab Spring, there is a deep sense of injustice unfolding across the globe. There is also growing skepticism about whether market capitalism in its present form, dominated by ever larger financial institutions that are backed (and bailed out) by the state, is delivering the goods to the vast majority of citizens. As the song said, something’s happening here.

Moreover, as the economy struggled, 2011 saw global population grow to seven billion people, a level which leading environmentalists have warned threatens the carrying capacity and sustainable yield thresholds of planet earth. Rising temperatures, emerging food and water shortages, disappearing rainforests and related ecological and global health crises call for a fundamental rethinking of the way economies grow and organize themselves.

New York Times columnist Tom Friedman has cited the Australian ecologist and writer Paul Gilding in referring to this moment as The Great Disruption—“when both Mother Nature and Father Greed have hit the wall at once.” Or, as I put it in remarks to the Boston Economic Club a few years ago: The Financial Crisis and the Sustainability Crisis are “twin crises that…betray deep-seated, systemic problems that neither government nor markets, the public sector or the private sector, as they are presently constituted, seem designed to address. We need a new design.”

It seems absolutely clear that the answer cannot be going back to business-as-usual and hoping that the next economic bubble provides temporary relief. We can no longer countenance short-term solutions or temporary fixes. If 2011 underscored anything, it is the need to put short-term thinking aside and embrace a more sustainable, long-term vision of global economic health. That, in a nutshell, is the great challenge before us.

We must all do our part—as citizens, as consumers, as parents. But we can also do our part as investors. This is particularly true at a time when corporations—legal fictions that have now been accorded the status of “persons”—dominate the global economy and exert ever-greater control over policy makers via campaign contributions and lobbying clout. It is incumbent upon us, the shareowners of those corporations, to embrace our responsibilities and attempt to influence them, and ultimately influence markets, in the direction of sustainability. Sustainable investing is not the answer but it is certainly an answer to the challenges ahead, as at its core is the belief that corporate profits and the public interest must be in alignment rather than in conflict.

In 2011, despite enormous headwinds, ESG Shares remained committed to the fundamental rationale underlying the indices: investing in companies that we believe are ahead of their peers in responding to the challenges of sustainability—embracing better environmental practices, aspiring to stronger corporate governance standards, and respecting human dignity in the way they interact with workers, communities and society. We continued to engage companies and policy makers on a range of issues that included hydraulic fracturing, clean fuel standards, corporate disclosure of political contributions, gender diversity on corporate boards and human trafficking. And we continued to focus on the long term.

As 2012 begins, we are confident that this long-term focus will help our ETFs mitigate risk and be better positioned for sustainable growth. Just as importantly, we are hopeful that our efforts, combined with those of many others, can begin to persuade leaders in the business community, in government and across civil society, to heed the call for a more responsible, balanced, and sustainable approach to economic growth and societal and planetary health.

Peace,

Joseph F. Keefe

President and CEO

December 31, 2011

Sustainable Investing

Sustainability Update

One of the principal ways that smaller asset managers like Pax become active owners of stocks and bonds is through collaboration with others. While some companies may ignore or give lip service to many investor requests, the more investors that express their concerns, the less acceptable such responses are.

Corporate managers have many things to attend to, and sustainability is not one of the issues that two centuries of corporate tradition tends to regard as significant, or in financial terms, material. It is becoming one, however. The Massachusetts Institute of Technology (MIT) and Boston Consulting Group (BCG) recently published their third annual Sustainability & Innovation Global Executive Study, and concluded that sustainability is nearing a tipping point in terms of managers’ evaluation of issues that warrant attention.1 The MIT/BCG study surveys companies, and in its 2011 survey found that 70% of the respondents to its survey indicated that sustainability is on the agenda of management, and two-thirds of respondents said that sustainability was “critically important” to competitiveness.

We and other investors that have maintained a commitment to sustainable investing for many years can take some credit for this progress. Over the past half-year, we have joined several investor coalitions to advance sustainability on multiple fronts. Examples of some of this work include the following:

1.	Human Rights: Pax was a signatory to a letter expressing support for the Trafficking Victims Protection Reauthorization Act (TVPRA), S.1301, sponsored by ATEST (Alliance To End Slavery and Trafficking). This landmark legislation provides the tools necessary to combat trafficking and modern-day slavery at home and abroad. It was originally signed into law in 2000 and reauthorized in 2003, 2005 and 2008, and must be reauthorized again to remain in effect. Although the bill was passed in the House of Representatives, the House removed key provisions of the bill, and we continue to maintain support for a more robust bill in the Senate.

2.	Diversity: Pax signed on to an investor letter to the Financial Reporting Council (FRC) of the United Kingdom in response to the FRC’s consultation on potential revisions to the UK Corporate Governance Code with respect to gender diversity. The letter supported the UK moving ahead in incorporating gender disclosure

1David Kron, Nina Kruschwitz, Knut Haanaes and Ingrid von Streng Velken, “Sustainability Nears a Tipping Point,” Sloan Management Review, December 15, 2011.

December 31, 2011

Sustainability Update, continued

in the annual reports of boards’ nominating committees. Specifically, the investors expressed support for the idea that nominating committees should describe the board’s policy on gender diversity in the boardroom, including measurable objectives for implementation on that policy and progress toward achieving those objectives.

3.	Pax participated in several environmental initiatives in 2011:

a.	As we have in the past, Pax continues to be a signatory to the Carbon Disclosure Project (CDP), including the CDP, CDP Water Disclosure, and Carbon Action; the Forest Footprint Disclosure Project; and the Investor Network on Climate Disclosure. Pax participated in a structured engagement through the Principles for Responsible Investment for the CDP Water Disclosure initiative and another engagement for CDP on the CDP Leadership Initiative (CDPLI). Pax was a signatory to a letter prepared by NEI Investments of Canada to the co-chairs of the Alberta Environmental Monitoring Panel commending the panel for designing a good environmental monitoring system for oil company operations in the Alberta Oil Sands, and urging the Panel to follow up with a robust monitoring system for such operations.

b.	Pax continues to be a signatory to the Global Investor Statement on Climate Change, an initiative coordinated by the UN Environment Programme Finance Initiatives, the Investor Network on Climate Risk (INCR), and the Institutional Investor Group on Climate Change. The statement urges national policymakers to establish and enforce policies limiting emissions of greenhouse gases.

c.	Pax was signatory to two letters to state legislators, coordinated by INCR, one supporting a regional Clean Fuel Standard for New England and the Mid-Atlantic States, and a similar letter for California.

d.

Pax signed on to a public statement, coordinated by the Investor Environmental Health Network and Boston Common Asset Management, supporting the establishment of environmental key performance indicators for oil and gas companies using hydraulic fracturing techniques to produce natural gas. The use of this technique has grown dramatically in the United States as a means to produce natural gas from so-called tight shale formations in which conventional gas drilling is impossible, and presents several unique risks,

December 31, 2011

Sustainability Update, continued

including drinking water contamination and increased greenhouse gas emissions.

e.	Pax was a signatory to a letter, coordinated by the INCR, sent to members of Congress urging them to support EPA’s efforts to propose and implement new, stronger implementation rules for electric utilities under the Clean Air Act. The letter focused on regulation of mercury and air toxics emissions, and urged Congress to support EPA’s efforts to try to reduce these emissions from utilities.

f.	Pax was also a signatory to a letter, coordinated by Ceres, sent to all the companies in the Russell 1000 Index urging companies to integrate environmental, social and governance (ESG) issues into their business decision-making strategies and investor communications. This was intended as a first step in a longer initiative, which is far from complete.

December 31, 2011

Commentary

The Pax MSCI North America ESG Index ETF (NASI) employs a passive management approach, seeking to track the performance of the MSCI North America ESG Index, a broadly diversified, sector-neutral index of American and Canadian companies with superior ESG performance as rated by MSCI ESG Research.

For the one year period ended December 31, 2011, the Fund’s NAV return was -1.03% tracking the MSCI North America ESG Index return of -0.33%, while underperforming the MSCI North America Index return of 0.55%. During the period the health care, consumer staples and utility sectors made the most positive contributions to performance while the financial, material and energy sectors had the largest negative impact to performance. From a country perspective, Canada (11.30% average weight of total investments for the period) was a notable detractor to performance while the United States made up the largest positive contribution to performance. Companies that contributed positively to performance included IBM, a company that provides computer solutions through technology service, systems and software and McDonalds Corp., one of the largest franchisers and operators of fast-food restaurants. Despite the overall lagging performance of the information technology sector (18.13% average weight of total investments for the period), IBM posted a strong return for the period (3.39% average weight of total investments for the period). McDonalds demonstrated strong same store sales growth which resulted in a solid increase in earnings for the period (1.41% average weight of total investments for the period). Companies that detracted most from performance included Hewlett-Packard Co., a manufacturer of computer and printer systems and Oracle Corp., a manufacturer of enterprise software systems. Hewlett-Packard and Oracle both gave weak outlooks for their businesses during the period (1.24% and 2.03% respectively, average weights of total investments for the period).

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in the United States and Canada that have high Environmental, Social and Governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually.

MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the MSCI EAFE Index having an ESG rating of B or above are eligible for inclusion in the Index.

December 31, 2011

Commentary, continued

The MSCI North America ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI’s ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

The MSCI North America Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of North America.

Unlike the Fund, the MSCI North America ESG Index and the MSCI North America Index are not investments, are not professionally managed and do not reflect deductions for fees, expenses or taxes.

Pax MSCI North America ESG Index ETF

December 31, 2011

Portfolio Highlights (Unaudited)

Total Return—Historical Growth of $10,000—Since Inception

Returns—Period ended December 31, 2011

		Total Return

	One Year	Since Inception[1]
NAV Return[2]	-1.03%	6.29%
Market Value Return[2]	-1.10%	6.49%
MSCI North America ESG Index[3]	-0.33%	7.01%
MSCI North America Index[4]	0.55%	9.09%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund’s inception date is May 18, 2010.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

3The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in North America that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI.

4The MSCI North America Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of North America.

Pax MSCI North America ESG Index ETF

December 31, 2011

Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Net Assets
Common Stocks	99.7%
Money Market Funds	1.0%
Other Assets & Liabilities	(0.7)%

Total Net Assets	100.0%

Top Ten Holdings

Company	Percent of Net Assets
IBM	3.7%
Procter & Gamble Co.	3.1%
Johnson & Johnson	3.0%
Google, Inc. (Class A)	2.7%
Intel Corp.	2.1%
Merck & Co., Inc.	1.9%
PepsiCo, Inc.	1.8%
Oracle Corp.	1.7%
McDonald’s Corp.	1.7%
Cisco Systems, Inc.	1.7%

Total	23.4%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	18.4%
Financials	17.0%
Health Care	12.1%
Industrials	11.4%
Consumer Staples	11.2%
Consumer Discretionary	10.8%
Energy	8.9%
Materials	5.1%
Utilities	2.9%
Telecommunication Services	1.9%
Cash and cash equivalents plus other assets less liabilities	0.3%

Total	100.0%

Geographical Diversification

Country	Percent of Net Assets
United States	89.8%
Canada	10.9%
Other Assets & Liabilities	(0.7)%

Total	100.0%

December 31, 2011

Commentary

The Pax MSCI EAFE ESG Index ETF (EAPS) employs a passive management approach, seeking to track the performance of the MSCI EAFE ESG Index, which consists of companies operating in developed market countries around the world, excluding the U.S. and Canada, that have superior ESG performance as rated by MSCI ESG Research.

The Fund commenced operations on January 27, 2011. Since inception through December 31, 2011, the Fund’s NAV return was -14.04% tracking the MSCI EAFE ESG Index return of -13.28%, while outperforming the MSCI EAFE Index return of -15.13%. During the period, regional exposure to Europe, which is the largest regional weighting (42.77% average weight of total investments for the period) in the Fund, was the greatest detractor from performance. The European sovereign debt crisis pressured many of the European stock indices during the latter part of the year. Japan was another significant detractor from performance. Japan is one of the largest country weightings (22.85% average weight of total investments for the period) in the Fund and was negatively impacted earlier in the period as a result of a tsunami and the nuclear crisis at the Fukushima Daiichi Nuclear Power Station. On a positive note, despite the European sovereign debt crisis, country exposure to Switzerland and the Netherlands had a moderately positive impact on performance for the period. Companies that contributed positively to performance included GlaxoSmithKline PLC, a large pharmaceutical company based in the United Kingdom and Roche Holding AG, a large pharmaceutical company headquartered in Switzerland (2.44% and 2.29%, respectively, average weights of total investments for the period). Companies that detracted from performance included HSBC Holdings PLC, an international banking and financial service company located in the United Kingdom and Mitsui Fudosan Co., Ltd., a Japanese property development company (3.39% and 1.64%, respectively, average weights of total investments for the period). The European sovereign debt crisis pressured many of the European banks during the period, while the tsunami and resulting nuclear disaster negatively impacted many Japanese companies.

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group

December 31, 2011

Commentary, continued

peers, as rated by MSCI ESG Research annually. The Index targets sector weights that reflect the relative sector weights of the MSCI Europe & Middle East Index1 and the MSCI Pacific Index2.

MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the MSCI EAFE Index having an ESG rating of B or above are eligible for inclusion in the Index.

The MSCI EAFE ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI’s ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

1The MSCI Europe & Middle East Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe and the Middle East. The MSCI Europe & Middle East Index consisted of the following 17 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

2The MSCI Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region. The MSCI Pacific Index consisted of the following 5 Developed Market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore.

Unlike the Fund, the MSCI EAFE ESG Index, the MSCI EAFE Index, the MSCI Europe & Middle East Index and the MSCI Pacific Index are not investments, are not professionally managed and do not reflect deductions for fees, expenses or taxes.

Pax MSCI EAFE ESG Index ETF

December 31, 2011

Portfolio Highlights (Unaudited)

Total Return—Historical Growth of $10,000—Since Inception

Returns—Period ended December 31, 2011

		Total Return

	3 Month	Since Inception[1]
NAV Return[2]	3.27%	-14.04%
Market Value Return[2]	4.24%	-13.96%
MSCI EAFE ESG Index[3]	3.22%	-13.28%
MSCI EAFE Index[4]	3.33%	-15.13%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund’s inception date is January 27, 2011.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

Pax MSCI EAFE ESG Index ETF

December 31, 2011

Portfolio Highlights (Unaudited), continued

3MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in Europe and the Asia Pacific region that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI.

4The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Asset Allocation	Percent of Net Assets
Common Stocks	99.2%
Preferred Stocks	0.8%
Money Market Funds	0.5%
Other Assets & Liabilities	(0.5)%

Total Net Assets	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Vodafone Group PLC	3.5%
HSBC Holdings PLC	3.1%
GlaxoSmithKline PLC	3.0%
Novartis AG	2.7%
Roche Holding AG	2.7%
Commonwealth Bank Of Australia	1.9%
BG Group PLC	1.8%
BASF SE	1.7%
Westpac Banking Corp.	1.6%
Pearson PLC	1.6%

Total	23.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets
Financials	23.6%
Industrials	12.0%
Consumer Discretionary	12.0%
Health Care	11.8%
Consumer Staples	11.4%
Materials	7.8%
Energy	7.3%
Telecommunication Services	7.2%
Information Technology	3.6%
Utilities	3.3%
Cash and cash equivalents plus other assets less liabilities	(0.0)%	*

Total	100.0%

*Less than 0.05%.

Pax MSCI EAFE ESG Index ETF

December 31, 2011

Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
Japan	24.4%
United Kingdom	23.2%
Australia	9.2%
Switzerland	8.6%
France	7.4%
Spain	5.4%
Germany	4.8%
Sweden	4.2%
Netherlands	2.6%
Belgium	2.0%
Denmark	1.7%
Norway	1.5%
Italy	1.2%
Finland	0.9%
Hong Kong	0.8%
New Zealand	0.7%
Luxembourg	0.5%
Greece	0.4%
Israel	0.4%
Ireland	0.1%
Cash and cash equivalents	0.5%
Other Assets & Liabilities	(0.5)%

Total	100.0%

December 31, 2011

Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your fund shares and (2) ongoing costs, including management fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other funds. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on July 1, 2011 and ending on December 31, 2011.

Actual Expenses The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table under each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/11)	Ending Account Value (12/31/11)	Annualized Expense Ratio	Expenses Paid During Period[1]
Pax MSCI North America ESG Index ETF
Based on Actual Fund Return	$1,000	$948.20	0.50%	$2.46
Based on Hypothetical 5% Return	1,000	1,022.68	0.50%	2.55
Pax MSCI EAFE ESG Index ETF
Based on Actual Fund Return	$1,000	$854.00	0.55%	$2.57
Based on Hypothetical 5% Return	1,000	1,022.43	0.55%	2.80

1 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period beginning on July 1, 2011 and ending on December 31, 2011).

Pax MSCI North America ESG Index ETF

December 31, 2011

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS: 99.7%

Consumer Discretionary: 10.8%
Advance Auto Parts, Inc.	71	$4,944
Autoliv, Inc.	78	4,172
AutoZone, Inc. (a)	23	7,474
Bed Bath & Beyond, Inc. (a)	221	12,811
Best Buy Co., Inc.	292	6,824
BorgWarner, Inc. (a)	97	6,183
Cablevision Systems Corp. (Class A)	185	2,631
Canadian Tire Corp., Ltd. (Class A)	68	4,399
CarMax, Inc. (a)	197	6,005
Chipotle Mexican Grill, Inc. (a)	28	9,457
Darden Restaurants, Inc.	120	5,470
DeVry, Inc.	57	2,192
Discovery Communications, Inc. (Series A) (a)	121	4,957
Discovery Communications, Inc. (Series C) (a)	122	4,599
Ford Motor Co. (a)	3,187	34,292
GameStop Corp. (Class A) (a)	130	3,137
Genuine Parts Co.	138	8,446
Gildan Activewear, Inc.	101	1,900
Harley-Davidson, Inc.	206	8,007
Hasbro, Inc.	108	3,444
J.C. Penney Co., Inc.	151	5,308
Johnson Controls, Inc.	594	18,568
Kohl’s Corp.	242	11,943
Liberty Global, Inc. (Series A) (a)	100	4,103
Liberty Global, Inc. (Series C) (a)	106	4,189
Liberty Media Corp. – Interactive (Class A) (a)	499	8,091
Lowe’s Cos., Inc.	1,174	29,796
Macy’s, Inc.	371	11,939
Marriott International, Inc. (Class A)	256	7,468
Mattel, Inc.	305	8,467
McDonald’s Corp.	928	93,106
Mohawk Industries, Inc. (a)	51	3,052
Newell Rubbermaid, Inc.	254	4,102
NIKE, Inc. (Class B)	322	31,031
Nordstrom, Inc.	153	7,606
O’Reilly Automotive, Inc. (a)	123	9,834
PetSmart, Inc.	102	5,232
Ross Stores, Inc.	208	9,886
Staples, Inc.	631	8,765
Starbucks Corp.	674	31,011
Starwood Hotels & Resorts Worldwide, Inc.	169	8,107
Target Corp.	583	29,861
The Gap, Inc.	372	6,901
The TJX Cos., Inc.	344	22,205
The Washington Post Co. (Class B)	4	1,507
Thomson Reuters Corp.	335	8,954
Tiffany & Co.	105	6,957
Tim Hortons, Inc.	145	7,025
Time Warner Cable, Inc.	299	19,007
V.F. Corp.	76	9,651

Security Description	Shares	Value

COMMON STOCKS, continued

Consumer Discretionary, continued
Virgin Media, Inc.	268	$5,730
Whirlpool Corp.	67	3,179

		583,925

Consumer Staples: 11.2%
Avon Products, Inc.	377	6,586
Campbell Soup Co.	173	5,750
Coca-Cola Enterprises, Inc.	288	7,425
Colgate-Palmolive Co.	432	39,912
ConAgra Foods, Inc.	375	9,900
Dr. Pepper Snapple Group, Inc.	196	7,738
Empire Co., Inc. (Class A)	24	1,393
General Mills, Inc.	587	23,721
Green Mountain Coffee Roasters, Inc. (a)	112	5,023
H.J. Heinz Co.	281	15,185
Hansen Natural Corp. (a)	66	6,081
Hormel Foods Corp.	128	3,749
Kellogg Co.	224	11,328
Kimberly-Clark Corp.	352	25,893
Kraft Foods, Inc. (Class A)	1,509	56,376
Loblaw Cos., Ltd.	98	3,702
McCormick & Co., Inc.	106	5,345
Mead Johnson Nutrition Co.	179	12,303
Metro, Inc. (Class A)	90	4,771
PepsiCo, Inc.	1,424	94,482
Procter & Gamble Co.	2,486	165,841
Ralcorp Holdings, Inc. (a)	48	4,104
Safeway, Inc.	319	6,712
Saputo, Inc.	125	4,789
Sara Lee Corp.	510	9,649
Sysco Corp.	510	14,958
The Clorox Co.	119	7,921
The Estee Lauder Cos., Inc. (Class A)	106	11,906
The J.M. Smucker Co.	104	8,130
The Kroger Co.	523	12,667
Viterra, Inc.	325	3,426
Whole Foods Market, Inc.	129	8,976

		605,742

Energy: 8.9%
Apache Corp.	355	32,156
ARC Resources, Ltd.	251	6,184
Bonavista Energy Corp.	119	3,045
Cabot Oil & Gas Corp.	92	6,983
Cameron International Corp. (a)	214	10,527
Cenovus Energy, Inc.	664	22,050
Chesapeake Energy Corp.	572	12,750
Cimarex Energy Co.	75	4,642
Concho Resources, Inc. (a)	86	8,062
Continental Resources, Inc. (a)	40	2,668
Crescent Point Energy Corp.	215	9,476
Denbury Resources, Inc. (a)	350	5,285
Devon Energy Corp.	354	21,948
Diamond Offshore Drilling, Inc.	60	3,316
El Paso Corp.	679	18,041

17	SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI North America ESG Index ETF

December 31, 2011

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued

Energy, continued
Enbridge, Inc.	647	$24,191
Enerplus Corp.	160	4,060
EOG Resources, Inc.	237	23,347
EQT Corp.	124	6,794
FMC Technologies, Inc. (a)	210	10,968
Hess Corp.	267	15,166
Kinder Morgan Management, LLC (a)	75	5,889
Marathon Oil Corp.	622	18,206
National-Oilwell Varco, Inc.	384	26,108
Newfield Exploration Co. (a)	118	4,452
Nexen, Inc.	462	7,351
Noble Corp. (a)	221	6,679
Noble Energy, Inc.	154	14,536
Pacific Rubiales Energy Corp.	222	4,081
Penn West Petroleum ,Ltd.	409	8,106
Pioneer Natural Resources Co.	92	8,232
Plains Exploration & Production Co. (a)	123	4,516
QEP Resources, Inc.	154	4,512
Range Resources Corp.	140	8,672
Southwestern Energy Co. (a)	305	9,742
Spectra Energy Corp.	568	17,466
Suncor Energy, Inc.	1,421	40,981
Sunoco, Inc.	106	4,348
Talisman Energy, Inc.	898	11,441
Ultra Petroleum Corp. (a)	134	3,970
Vermilion Energy, Inc.	74	3,296
Weatherford International, Ltd. (a)	651	9,531
Whiting Petroleum Corp. (a)	104	4,856

		478,630

Financials: 17.0%
ACE, Ltd.	294	20,615
AFLAC, Inc.	410	17,737
American Express Co.	987	46,557
Ameriprise Financial, Inc.	216	10,722
Annaly Capital Management, Inc. (b)	840	13,406
Arch Capital Group, Ltd. (a)	118	4,393
Assurant, Inc.	87	3,572
Axis Capital Holdings, Ltd.	100	3,196
Bank of Nova Scotia	977	48,747
BB&T Corp.	608	15,303
Berkshire Hathaway, Inc. (Class B) (a)	819	62,490
BlackRock, Inc.	87	15,507
Boston Properties, Inc. (b)	125	12,450
Capital One Financial Corp.	398	16,831
CBRE Group, Inc. (Class A) (a)	255	3,881
Chubb Corp.	258	17,859
Cincinnati Financial Corp.	136	4,143
CME Group, Inc.	56	13,646
Comerica, Inc.	159	4,102
Discover Financial Services	478	11,472
Duke Realty Corp. (b)	221	2,663
Eaton Vance Corp.	103	2,435
Everest Re Group, Ltd.	48	4,036
Federal Realty Investment Trust (b)	54	4,900

Security Description	Shares	Value

COMMON STOCKS, continued

Financials, continued
Fifth Third Bancorp	804	$10,227
Franklin Resources, Inc.	136	13,064
General Growth Properties, Inc. (b)	379	5,693
Genworth Financial, Inc. (Class A) (a)	429	2,810
HCP, Inc. (b)	352	14,583
Health Care REIT, Inc. (b)	171	9,325
Host Hotels & Resorts, Inc. (b)	597	8,818
Hudson City Bancorp, Inc.	415	2,594
Intercontinental Exchange, Inc. (a)	64	7,715
Invesco, Ltd.	403	8,096
KeyCorp	832	6,398
Legg Mason, Inc.	125	3,006
Liberty Property Trust (b)	100	3,088
Lincoln National Corp.	276	5,360
M&T Bank Corp.	98	7,481
New York Community Bancorp, Inc.	382	4,725
Northern Trust Corp.	190	7,535
NYSE Euronext	229	5,977
PartnerRe, Ltd.	56	3,596
People’s United Financial, Inc.	320	4,112
PNC Financial Services Group, Inc.	461	26,586
Principal Financial Group, Inc.	281	6,913
ProLogis, Inc. (b)	413	11,808
Prudential Financial, Inc.	423	21,201
Regency Centers Corp. (b)	74	2,784
Regions Financial Corp.	1,101	4,734
RenaissanceRe Holdings, Ltd.	46	3,421
Royal Bank of Canada	1,293	65,973
SEI Investments Co.	130	2,256
Simon Property Group, Inc. (b)	267	34,427
State Street Corp.	439	17,696
T. Rowe Price Group, Inc.	226	12,871
The Bank of New York Mellon Corp.	1,086	21,622
The Charles Schwab Corp.	907	10,213
The Macerich Co. (b)	114	5,768
The NASDAQ OMX Group, Inc. (a)	108	2,647
The Progressive Corp.	548	10,691
The Toronto-Dominion Bank	810	60,658
The Travelers Cos., Inc.	375	22,189
U.S. Bancorp	1,728	46,742
Ventas, Inc. (b)	236	13,011
Vornado Realty Trust (b)	145	11,145
W.R. Berkley Corp.	105	3,611
XL Group PLC	272	5,377

		919,210

Health Care: 12.1%
Abbott Laboratories	1,395	78,441
Aetna, Inc.	336	14,176
Agilent Technologies, Inc. (a)	304	10,619
Baxter International, Inc.	505	24,987
Becton, Dickinson & Co.	193	14,421
Biogen Idec, Inc. (a)	211	23,221
Bristol-Myers Squibb Co.	1,535	54,093
CIGNA Corp.	257	10,794

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.	18

Pax MSCI North America ESG Index ETF

December 31, 2011

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued

Health Care, continued
Coventry Health Care, Inc. (a)	131	$3,979
Gilead Sciences, Inc. (a)	694	28,405
Henry Schein, Inc. (a)	80	5,154
Humana, Inc.	148	12,966
Johnson & Johnson	2,465	161,655
Life Technologies Corp. (a)	157	6,109
Medco Health Solutions, Inc. (a)	353	19,733
Medtronic, Inc.	939	35,917
Merck & Co., Inc.	2,792	105,258
Patterson Cos., Inc.	86	2,539
Valeant Pharmaceuticals International, Inc. (a)	252	11,789
Waters Corp. (a)	80	5,924
WellPoint, Inc.	327	21,664

		651,844

Industrials: 11.4%
3M Co.	606	49,528
AMETEK, Inc.	141	5,936
Avery Dennison Corp.	88	2,524
Bombardier, Inc. (Class B)	1,257	5,010
C.H. Robinson Worldwide, Inc.	144	10,048
CAE, Inc.	225	2,184
Canadian National Railway Co.	402	31,627
Canadian Pacific Railway, Ltd.	148	10,026
Caterpillar, Inc.	584	52,910
Cooper Industries PLC	144	7,798
CSX Corp.	973	20,491
Cummins, Inc.	164	14,435
Danaher Corp.	524	24,649
Deere & Co.	369	28,542
Dover Corp.	163	9,462
Eaton Corp.	282	12,276
Emerson Electric Co.	670	31,215
Equifax, Inc.	108	4,184
Expeditors International Washington, Inc.	186	7,619
Fastenal Co.	245	10,684
Finning International, Inc.	150	3,270
Fluor Corp.	154	7,739
IHS, Inc. (Class A) (a)	36	3,102
Illinois Tool Works, Inc.	393	18,357
Ingersoll-Rand PLC	289	8,806
Iron Mountain, Inc.	158	4,866
J.B. Hunt Transport Services, Inc.	84	3,786
Jacobs Engineering Group, Inc. (a)	111	4,504
Joy Global, Inc.	92	6,897
Manpower, Inc.	72	2,574
Masco Corp.	315	3,301
Norfolk Southern Corp.	311	22,660
PACCAR, Inc.	289	10,829
Pall Corp.	101	5,772
Parker Hannifin Corp.	142	10,828
Pentair, Inc.	86	2,863
Pitney Bowes, Inc.	178	3,300

Security Description	Shares	Value

COMMON STOCKS, continued

Industrials, continued
Precision Castparts Corp.	126	$20,764
Quanta Services, Inc. (a)	185	3,985
R.R. Donnelley & Sons Co.	181	2,612
Ritchie Bros Auctioneers, Inc.	84	1,847
Robert Half International, Inc.	122	3,472
Rockwell Automation, Inc.	125	9,171
Rockwell Collins, Inc.	136	7,530
Roper Industries, Inc.	84	7,297
Southwest Airlines Co.	181	1,549
The Dun & Bradstreet Corp.	44	3,293
Tyco International, Ltd.	414	19,338
United Parcel Service, Inc. (Class B)	663	48,525
W.W. Grainger, Inc.	52	9,734
Waste Management, Inc.	395	12,920

		616,639

Information Technology: 18.4%
Accenture PLC (Class A)	593	31,565
Adobe Systems, Inc. (a)	442	12,495
Advanced Micro Devices, Inc. (a)	510	2,754
Analog Devices, Inc.	262	9,374
Applied Materials, Inc.	1,154	12,359
Autodesk, Inc. (a)	201	6,096
CA, Inc.	356	7,197
CGI Group, Inc. (Class A) (a)	205	3,864
Cisco Systems, Inc.	4,948	89,460
Cognizant Technology Solutions Corp. (Class A) (a)	266	17,107
Dell, Inc. (a)	1,511	22,106
EMC Corp. (a)	1,808	38,944
Flextronics International, Ltd. (a)	665	3,764
Google, Inc. (Class A) (a)	229	147,911
Hewlett-Packard Co.	1,896	48,841
IBM	1,078	198,223
Intel Corp.	4,741	114,969
Intuit, Inc.	257	13,516
Motorola Mobility Holdings, Inc. (a)	245	9,506
Motorola Solutions, Inc.	266	12,313
NVIDIA Corp. (a)	514	7,124
Open Text Corp. (a)	50	2,563
Oracle Corp.	3,672	94,187
Research In Motion, Ltd. (a)	413	6,000
Salesforce.com, Inc. (a)	109	11,059
Symantec Corp. (a)	666	10,423
Texas Instruments, Inc.	1,024	29,809
Xerox Corp.	1,226	9,759
Yahoo!, Inc. (a)	1,087	17,533

		990,821

Materials: 5.1%
Agnico-Eagle Mines, Ltd.	148	5,383
Agrium, Inc.	138	9,263
Air Products & Chemicals, Inc.	188	16,016
Airgas, Inc.	68	5,309
Alcoa, Inc.	930	8,045

19	SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI North America ESG Index ETF

December 31, 2011

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued

Materials, continued
Allegheny Technologies, Inc.	88	$4,206
Ball Corp.	145	5,178
Celanese Corp. (Series A)	137	6,065
Cliffs Natural Resources, Inc.	123	7,669
Eastman Chemical Co.	124	4,843
Ecolab, Inc.	270	15,609
Franco-Nevada Corp.	110	4,187
Inmet Mining Corp.	46	2,958
International Flavors & Fragrances, Inc.	70	3,669
International Paper Co.	365	10,804
Kinross Gold Corp.	993	11,336
LyondellBasell Industries NV (Class A)	249	8,090
Martin Marietta Materials, Inc.	40	3,016
MeadWestvaco Corp.	147	4,403
New Gold, Inc. (a)	385	3,885
Nucor Corp.	277	10,961
Osisko Mining Corp. (a)	301	2,907
Owens-Illinois, Inc. (a)	143	2,771
Potash Corp. of Saskatchewan, Inc.	779	32,200
Praxair, Inc.	275	29,398
Rock-Tenn Co. (Class A)	60	3,462
Sealed Air Corp.	140	2,409
Sigma-Aldrich Corp.	107	6,683
Silver Wheaton Corp.	318	9,208
Teck Resources, Ltd. (Class B)	509	17,942
United States Steel Corp.	126	3,334
Vulcan Materials Co.	113	4,447
Yamana Gold, Inc.	650	9,583

		275,239

Telecommunication Services: 1.9%
American Tower Corp. (Class A)	349	20,943
BCE, Inc.	223	9,296
CenturyLink, Inc.	559	20,795
Crown Castle International Corp. (a)	254	11,379
Frontier Communications Corp.	870	4,481
Level 3 Communications, Inc. (a)	137	2,328
MetroPCS Communications, Inc. (a)	218	1,892
NII Holdings, Inc. (a)	149	3,174
Rogers Communications, Inc. (Class B)	370	14,255
SBA Communications Corp. (Class A) (a)	100	4,296
Sprint Nextel Corp. (a)	2,617	6,124
Windstream Corp.	443	5,201

		104,164

Utilities: 2.9%
Alliant Energy Corp.	97	4,279
American Water Works Co., Inc.	153	4,874
Calpine Corp. (a)	273	4,458
Canadian Utilities, Ltd. (Class A)	76	4,591
CenterPoint Energy, Inc.	353	7,092
Consolidated Edison, Inc.	256	15,880
DTE Energy Co.	148	8,059
Integrys Energy Group, Inc.	68	3,684

Security Description	Shares	Value

COMMON STOCKS, continued

Utilities, continued
MDU Resources Group, Inc.	165	$3,541
NextEra Energy, Inc.	351	21,369
NiSource, Inc.	245	5,833
Northeast Utilities	154	5,555
NSTAR	91	4,273
Oneok, Inc.	88	7,629
Pepco Holdings, Inc.	197	3,999
PG&E Corp.	347	14,303
Pinnacle West Capital Corp.	95	4,577
Sempra Energy	200	11,000
TransAlta Corp.	187	3,858
Wisconsin Energy Corp.	205	7,167
Xcel Energy, Inc.	423	11,692

		157,713

TOTAL COMMON STOCKS
(Cost $5,107,912)		5,383,927

SHORT TERM INVESTMENT: 1.0%

MONEY MARKET FUND: 1.0%

SSgA Prime Money Market Fund
(Cost $54,362)	54,362	54,362

TOTAL INVESTMENTS: 100.7%
(Cost $5,162,274)		5,438,289

OTHER ASSETS & LIABILITIES: (0.7)%		(37,231)

Net Assets: 100.0%		$5,401,058

(a)	Non-income producing security.
(b)	REIT = Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.	20

Pax MSCI EAFE ESG Index ETF

December 31, 2011

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS: 99.2%

Australia: 9.2%
Australia & New Zealand Banking Group, Ltd.	2,680	$56,275
Commonwealth Bank of Australia	1,615	81,303
Fortescue Metals Group, Ltd.	1,230	5,372
GPT Group (b)	5,014	15,744
Mirvac Group (b)	12,030	14,519
National Australia Bank, Ltd.	2,594	61,977
Newcrest Mining, Ltd.	883	26,733
Origin Energy, Ltd.	1,194	16,291
OZ Minerals, Ltd.	610	6,245
Westpac Banking Corp.	3,259	66,666
Woolworths, Ltd.	1,418	36,403

		387,528

Belgium: 2.0%
Colruyt SA	1,534	58,072
Delhaize Group	398	22,359
Dexia SA (a)	3,046	1,171
KBC Groep NV	204	2,569

		84,171

Denmark: 1.7%
Danske Bank A/S (a)	1,006	12,778
Novo Nordisk A/S (Class B)	480	55,160
Vestas Wind Systems A/S (a)	342	3,692

		71,630

Finland: 0.9%
Nokia OYJ	3,824	18,668
Stora Enso OYJ (R Shares)	1,230	7,367
UPM-Kymmene OYJ	1,112	12,248

		38,283

France: 7.4%
Carrefour SA	752	17,144
CGG – Veritas (a)	492	11,545
Compagnie de Saint-Gobain	646	24,803
Danone SA	706	44,380
France Telecom SA	1,966	30,877
L’Oreal SA	374	39,063
Renault SA	1,258	43,635
Schneider Electric SA	610	32,117
Societe BIC SA	342	30,320
Technip SA	324	30,452
Veolia Environnement SA	595	6,522

		310,858

Germany: 4.0%
BASF SE	1,010	70,445
Bayerische Motoren Werke AG	418	28,002
Deutsche Boerse AG (a)	114	5,977
Deutsche Post AG	1,478	22,725
HeidelbergCement AG	39	1,655
Hochtief AG	186	10,760
K+S AG	324	14,643
Metro AG	292	10,657

Security Description	Shares	Value

COMMON STOCKS, continued

Germany, continued
Wacker Chemie AG	70	$5,631

		170,495

Greece: 0.4%
Coca Cola Hellenic Bottling Co. SA (a)	882	15,125

Hong Kong: 0.8%
CLP Holdings, Ltd.	2,000	17,009
Li & Fung, Ltd.	8,000	14,812

		31,821

Ireland: 0.1%
Experian PLC	51	693
Kerry Group PLC (Class A)	115	4,220

		4,913

Israel: 0.4%
Delek Group, Ltd.	20	3,764
Israel Chemicals, Ltd.	1,096	11,360

		15,124

Italy: 1.2%
ENI SpA	812	16,825
Intesa Sanpaolo SpA	12,208	20,446
Pirelli & C. SpA	13	109
UniCredit SpA	1,650	13,710

		51,090

Japan: 24.4%
Canon, Inc.	800	35,442
Central Japan Railway Co.	4	33,779
Chugai Pharmaceutical Co., Ltd.	1,200	19,784
Denso Corp.	400	11,048
East Japan Railway Co.	400	25,464
FANUC Corp.	300	45,914
Fuji Heavy Industries, Ltd.	4,000	24,165
Fujitsu, Ltd.	8,000	41,575
Hitachi Construction Machinery Co., Ltd.	800	13,470
Honda Motor Co., Ltd.	1,600	48,809
Isetan Mitsukoshi Holdings, Ltd.	800	8,388
Kao Corp.	800	21,858
KDDI Corp.	4	25,724
Komatsu, Ltd.	1,600	37,396
Konica Minolta Holdings, Inc.	4,000	29,830
Kubota Corp.	4,000	33,520
Mitsubishi Electric Corp.	4,000	38,353
Mitsubishi UFJ Financial Group, Inc.	12,600	53,530
Mitsubishi UFJ Lease & Finance Co., Ltd.	390	15,454
Mitsui Fudosan Co., Ltd.	3,000	43,731
Mizuho Financial Group, Inc.	21,200	28,645
Nippon Steel Corp.	4,000	9,978
Nissan Motor Co., Ltd.	3,600	32,366
Nomura Holdings, Inc.	4,400	13,319
NTT DoCoMo, Inc.	20	36,768
Panasonic Corp.	2,000	16,994
Santen Pharmaceutical Co., Ltd.	800	32,948
Shikoku Electric Power Co., Inc.	1,200	34,393

21	SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI EAFE ESG Index ETF

December 31, 2011

Schedule of Investments, continued

Security Description	Shares	Value

COMMON STOCKS, continued

Japan, continued
Shin-Etsu Chemical Co., Ltd.	400	$19,696
Softbank Corp.	800	23,562
Sony Corp.	1,200	21,546
Takashimaya Co., Ltd.	3,000	21,710
Takeda Pharmaceutical Co., Ltd.	800	35,131
The Chugoku Electric Power Co., Inc.	2,800	49,074
TonenGeneral Sekiyu K.K.	3,000	32,779
Ube Industries, Ltd.	4,000	10,965

		1,027,108

Luxembourg: 0.5%
Tenaris SA	1,218	22,511

Netherlands: 2.6%
Akzo Nobel NV	427	20,647
ASML Holding NV	516	21,688
Unilever NV	1,911	65,716

		108,051

New Zealand: 0.7%
Auckland International Airport, Ltd.	15,206	29,828

Norway: 1.5%
Aker Solutions ASA	954	10,041
Kvaerner ASA (a)	120	196
Norsk Hydro ASA	2,652	12,300
Seadrill, Ltd.	264	8,828
Telenor ASA	1,198	19,650
Yara International ASA	256	10,273

		61,288

Spain: 5.4%
Banco Bilbao Vizcaya Argentaria SA	4,892	42,294
Banco Santander SA	8,600	65,336
Distribuidora Internacional de Alimentacion SA (a)	370	1,674
Ferrovial SA	1,396	16,848
Iberdrola SA	4,924	30,838
Industria de Diseno Textil SA	402	32,924
Repsol YPF SA	1,258	38,645

		228,559

Sweden: 4.2%
Boliden AB	406	5,929
Hennes & Mauritz AB (Class B)	1,494	48,041
Hexagon AB (Class B)	304	4,545
Modern Times Group AB (Class B)	212	10,129
Nordea Bank AB	4,268	33,024
Sandvik AB	1,422	17,449
Skandinaviska Enskilda Banken AB (Class A)	2,070	12,058
Swedbank AB (Class A)	2,201	28,512
Volvo AB (Class B)	1,684	18,426

		178,113

Switzerland: 8.6%
Compagnie Financiere Richemont SA	634	32,068
Novartis AG	2,006	114,683

Security Description	Shares	Value

COMMON STOCKS, continued

Switzerland, continued
Roche Holding AG	670	$113,557
Swisscom AG	40	15,156
Syngenta AG (a)	118	34,547
Wolseley PLC	592	19,601
Xstrata PLC	2,132	32,382

		361,994

United Kingdom: 23.2%
Associated British Foods PLC	1,396	24,000
Barclays PLC	17,077	46,689
BG Group PLC	3,646	77,941
Bunzl PLC	3,480	47,775
Burberry Group PLC	331	6,091
Cairn Energy PLC (a)	2,602	10,721
Compass Group PLC	466	4,422
GlaxoSmithKline PLC	5,513	125,985
HSBC Holdings PLC	17,171	130,946
Lonmin PLC	446	6,788
Pearson PLC	3,534	66,408
Prudential PLC	3,501	34,716
Randgold Resources, Ltd.	39	3,988
Royal Bank of Scotland Group PLC (a)	19,768	6,195
RSA Insurance Group PLC	17,013	27,795
Standard Chartered PLC	2,547	55,733
Tesco PLC	9,776	61,252
Tullow Oil PLC	1,462	31,832
Unilever PLC	1,729	58,080
Vodafone Group PLC	53,690	149,168

		976,525

TOTAL COMMON STOCKS
(Cost $4,572,359)		4,175,015

PREFERRED STOCKS: 0.8%
Germany: 0.8%
Volkswagen AG Preference Shares	174	26,067
ProSiebenSat.1 Media AG Preference Shares	406	7,417

TOTAL PREFERRED STOCKS
(Cost $37,238)		33,484

SHORT TERM INVESTMENT: 0.5%
United States: 0.5%

MONEY MARKET FUND: 0.5%

SSgA Prime Money Market Fund
(Cost $20,907)	20,907	20,907

TOTAL INVESTMENTS: 100.5%
(Cost $4,630,504)		4,229,406

OTHER ASSETS & LIABILITIES: (0.5)%		(22,401)

Net Assets: 100.0%		$4,207,005

(a)	Non-income producing security.
(b)	REIT = Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.	22

December 31, 2011

Statements of Assets and Liabilities

	Pax MSCI North America ESG Index ETF	Pax MSCI EAFE ESG Index ETF
ASSETS
Investments, at value (Note B)	$5,438,289	$4,229,406
Foreign currency, at value	478	5,276
Receivable for foreign taxes recoverable	—	2,385
Dividends receivable (Note B)	8,931	7,199

Total Assets	5,447,698	4,244,266

LIABILITIES
Payable for investments purchased	—	6,777
Distributions payable	42,152	27,694
Accrued advisory fee (Note C)	4,488	2,790

Total Liabilities	46,640	37,261

NET ASSETS	$5,401,058	$4,207,005

NET ASSETS CONSIST OF:
Paid in capital	$5,133,247	$4,643,191
Undistributed (distribution in excess of) net investment income	(688)	(1,008)
Accumulated net realized gain (loss) on:
Investments and foreign currency transactions	(7,524)	(33,504)
Net unrealized appreciation (depreciation) of: Investments	276,015	(401,098)
Foreign currency	8	(576)

NET ASSETS	$5,401,058	$4,207,005

NET ASSET VALUE PER SHARE
Net asset value per share	$27.01	$21.04

Outstanding beneficial interest shares (unlimited amount authorized, $0.01 par value)	200,000	200,000

COST OF INVESTMENTS:
Investments, at cost (Note B)	$5,162,274	$4,630,504

Foreign currency, at cost	$476	$5,880

23	SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations

	Pax MSCI North America ESG Index ETF	Pax MSCI EAFE ESG Index ETF
	For the Period Ended December 31, 2011	For the Period Ended December 31, 2011*
INVESTMENT INCOME
Dividend income	$82,125	$87,329
Foreign taxes withheld	(1,727)	(6,675)

Total Investment Income	80,398	80,654

EXPENSES
Advisory fee (Note C)	19,159	12,753

Total Expenses	19,159	12,753

Net Investment Income	61,239	67,901

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	29,233	(33,504)
Foreign currency transactions	(55)	773
Net change in unrealized appreciation (depreciation) on:
Investments	(23,265)	(401,098)
Foreign currency translation	2	(576)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	5,915	(434,405)

Net increase (decrease) in net assets from operations	$67,154	$(366,504)

* Commencement of operations—January 27, 2011.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS	24

Statements of Changes in Net Assets

	Pax MSCI North America ESG Index ETF		Pax MSCI EAFE ESG Index ETF
	Year Ended 12/31/11	For the Period 5/18/10*-12/31/10	For the Period 1/27/11*-12/31/11
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,239	$26,729	$67,901
Net realized gain (loss) on investments and foreign currency transactions	29,178	(37,807)	(32,731)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(23,263)	299,286	(401,674)

Net increase (decrease) in net assets resulting from operations	67,154	288,208	(366,504)

Net equalization credits and charges	5,761	—	24,122
Distributions to shareholders from:
Net investment income	(61,217)	(26,492)	(69,682)

Total distributions to shareholders	(61,217)	(26,492)	(69,682)

From capital share transactions:
Proceeds from sale of shares sold	2,632,435	2,500,000	4,643,191
Cost of shares redeemed	—	(49,030)	—
Net income equalization (Note B)	(5,761)	—	(24,122)

Net increase (decrease) in net assets from capital share transactions	2,626,674	2,450,970	4,619,069

Net increase (decrease) in net assets during the year	2,638,372	2,712,686	4,207,005
Net assets at beginning of year	2,762,686	50,000	—

Net assets end of year (1)	$5,401,058	$2,762,686	$4,207,005

(1) Including undistributed (distribution in excess of) net investment income	$(688)	$138	$(1,008)

Shares of beneficial interest:
Shares sold	100,000	100,000	200,000
Shares redeemed	—	(2,000)	—

Net increase (decrease) in shares outstanding	100,000	98,000	200,000

* Commencement of operations

25	SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

Selected data for a share outstanding throughout each period

	Pax MSCI North America ESG Index ETF		Pax MSCI EAFE ESG Index ETF
	Year Ended 12/31/11	For the Period 5/18/10*-12/31/10	For the Period 1/27/11*-12/31/11
Net asset value, beginning of period	$27.63	$25.00	$25.06

Income (loss) from investment operations:
Net investment income (loss)[1]	0.44	0.27	0.62
Net realized and unrealized gain (loss)[2]	(0.76)	2.62	(4.30)

Total from investment operations	(0.32)	2.89	(3.68)

Net equalization credits and charges	0.04	—	0.22

Distributions to shareholders from:
Net investment income	(0.34)	(0.26)	(0.56)

Total distributions	(0.34)	(0.26)	(0.56)

Net asset value, end of period	$27.01	$27.63	$21.04

Total return[3]	(1.03)%	11.58%	(14.04)%
Net assets, end of period (in 000’s)	$5,401	$2,763	$4,207
Ratio of expenses to average net assets	0.50%	0.50%[4]	0.55%[4]
Ratio of net investment income (loss) to average net assets	1.60%	1.69%[4]	2.91%[4]
Portfolio turnover rate[5]	10%	30%	11%

[1]	Based on average shares outstanding during the period.
[2]

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

[3]

Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

[4]	Annualized.
[5]	Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund’s capital shares.

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.	26

December 31, 2011

Notes to the Financial Statements

NOTE A—Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of December 31, 2011, the Trust offered two portfolios, the Pax MSCI North America ESG Index ETF and Pax MSCI EAFE ESG Index ETF (each referred to as a “Fund” or collectively as the “Funds”). The Funds commenced operations on May 18, 2010 and January 27, 2011, respectively and first listed on NYSE Arca, Inc. on May 19, 2010 and January 28, 2011, respectively. Each Fund operates as a non-diversified investment company. The Funds’ investment objectives are to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index and the MSCI EAFE ESG Index, respectively.

NOTE B—Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications and Guarantees Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Security Valuation The Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types

December 31, 2011

Notes to the Financial Statements, continued

of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ benchmark indexes, which, in turn, could result in a difference between the Funds’ performance and the performance of the Funds’ benchmark indices.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Funds’ investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Funds may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible

December 31, 2011

imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Funds are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Funds’ shareholders. Therefore, and in order to minimize tracking error relative to each Fund’s respective benchmark index (which is based on local market closing prices), the Funds generally intend to use local market closing prices to value non-U.S. securities, and may determine in the future to value non-U.S. securities using a different methodology.

Securities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of each Fund’s shares may change on days when an investor is not able to purchase or redeem shares.

For purposes of calculating NAV, the Funds normally use pricing data for U.S. equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions

December 31, 2011

Notes to the Financial Statements, continued

that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

In addition to those noted above, investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant

December 31, 2011

events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

Pax MSCI North America ESG Index ETF	Level 1	Level 2	Level 3	Total
Common Stocks	$5,383,927	$—	$—	$5,383,927
Money Market Fund	54,362	—	—	54,362

Total	$5,438,289	$—	$—	$5,438,289

Pax MSCI EAFE ESG Index ETF	Level 1	Level 2	Level 3	Total
Common Stocks	$4,175,015	$—	$—	$4,175,015
Preferred Stocks	33,484	—	—	33,484
Money Market Fund	20,907	—	—	20,907

Total	$4,229,406	$—	$—	$4,229,406

The Funds did not hold any Level 2 or Level 3 categorized securities during the year ended December 31, 2011.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Distributions to Shareholders Distributions to shareholders are recorded by the Funds on the ex-dividend date. The Funds expect to pay dividends of net investment income and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Equalization The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of

December 31, 2011

Notes to the Financial Statements, continued

reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Expenses The Funds are charged a unified management fee that includes all the costs and expenses of the Funds (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses (see Note C).

Federal Income Taxes The Funds intend to elect to be treated and qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If each Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. The Funds expect to distribute all or substantially all of their income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. Federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

NOTE C—Investment Advisory Fee and Transactions

The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of each Fund in accordance with the Funds’ investment objectives, investment programs and policies.

December 31, 2011

Pursuant to the Agreement the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. Each Fund pays a unified management fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Annual Rate
Pax MSCI North America ESG Index ETF	0.50%
Pax MSCI EAFE ESG Index ETF	0.55%

Out of the investment advisory fee, the Adviser pays all expenses of managing and operating the Funds, except taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses.

NOTE D—Investment Information

During the period ended December 31, 2011, the Funds had purchases and sales of investment securities as follows:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Pax MSCI North America ESG Index ETF	$398,163	$409,686	$2,626,846	$—
Pax MSCI EAFE ESG Index ETF	$279,539	$325,372	$4,664,474	$—

The identified cost of investments for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2011 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pax MSCI North America ESG Index ETF	$5,162,567	$478,873	$203,151	$275,722
Pax MSCI EAFE ESG Index ETF	$4,631,129	$69,120	$470,842	$(401,722)

Tax Information The RIC Modernization Act of 2010 was signed into law on December 22, 2010. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred post-enactment will be required to be utilized prior to the losses incurred in pre-enactment years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment losses that are carried forward will retain their character as either short-term or long-term capital losses, rather than being considered as all short-term as under previous law.

December 31, 2011

Notes to the Financial Statements, continued

At December 31, 2011, the Funds had capital loss carryforwards which may be used to offset any net realized gains expiring December 31:

	Carryforwards Utilized in 2011	Expires in 2018	No Expiration Short-term
Pax MSCI North America ESG Index ETF	$29,618	$7,304	$—
Pax MSCI EAFE ESG Index ETF	$—	$—	$20,009

During the period from November 1, 2011 through December 31, 2011, the Pax MSCI EAFE ESG Index ETF incurred a capital loss in the amount of $13,421. This loss is treated for federal income tax purposes as if it had occurred on January 1, 2012.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment related to investments in REITs, Partnerships and PFICs.

For the year ended December 31, 2011, the Funds recorded the following reclassifications:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid In Capital
Pax MSCI North America ESG Index ETF	$(848)	$1,006	$(158)
Pax MSCI EAFE ESG Index ETF	$773	$(773)	$—

Net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Distributions Paid in 2011		Distributions Paid in 2010
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Pax MSCI North America ESG Index ETF	$61,217	$—	$26,492	$—
Pax MSCI EAFE ESG Index ETF	$69,682	$—	$—	$—

As of December 31, 2011 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
Pax MSCI North America ESG Index ETF	$—	$(7,304)	$275,732
Pax MSCI EAFE ESG Index ETF	$—	$(20,009)	$(402,299)

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax

December 31, 2011

regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

Management has analyzed the Funds’ current tax positions which will be subject to examination by the Funds’ major tax jurisdictions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2011, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

NOTE E—Shareholder Transactions

The Funds issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for delivery of a basket of assets (securities and/or cash), referred to as a Creation Unit, in aggregations of 50,000 shares. The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee of $1,000 for Pax MSCI North America ESG Index ETF and $1,800 for Pax MSCI EAFE ESG Index ETF is charged on each transaction of Creation Units purchased or redeemed by an investor on the same day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the standard creation/redemption transaction fee to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of Creation Units are responsible for payment of the costs of transferring securities to or from a Fund. From time to time, the Adviser may cover the cost of any transaction fees.

Retail investors may only buy and sell shares of the Fund on a national securities exchange (NYSE Arca) through a broker-dealer. Such transactions may be subject to customary brokerage commission charges. Shares can be bought and sold throughout trading day like other publicly-traded securities, trading at current market prices, which may be different from the Fund’s net asset value.

December 31, 2011

Notes to the Financial Statements, continued

NOTE F—Other

Recent Accounting Pronouncements In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU amends FASB ASC Topic 820, “Fair Value Measurement”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011.

Management is currently evaluating the application of ASU No. 2011-03 and ASU No. 2011-04 and their impact, if any, on the financial statements of the Funds.

December 31, 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Pax World Funds Trust II:

We have audited the accompanying statement of assets and liabilities of Pax MSCI North America ESG Index ETF and Pax MSCI EAFE Index ETF (two of the three funds constituting the Pax World Funds Trust II) (the “Fund”), including the schedules of investments, as of December 31, 2011, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pax MSCI North America ESG Index ETF and Pax MSCI EAFE Index ETF of Pax World Funds Trust II at December 31, 2011, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2012

December 31, 2011 (Unaudited)

Other Information

Frequency Distribution of Discounts and Premiums Bid/Offer Midpoint vs. NAV as of December 31, 2011 (Unaudited)

The following chart is provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of the Fund, was at a discount or premium to such Fund’s NAV). The market price of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). The Fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of the Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
Commencement of Trading	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
PAX MSCI North America ESG Index ETF 05/18/10 through 12/31/11	22	12	5	14	1	0
PAX MSCI EAFE ESG Index ETF 01/27/11 through 12/31/11	17	6	4	25	10	17

Tax Information (Unaudited)

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended December 31, 2011 is 100.00% and 0.00%, respectively.

For the fiscal year ended December 31, 2011 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2010 Form 1099-DIV.

Proxy Voting (Unaudited)

You may obtain a description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities,

December 31, 2011 (Unaudited)

without charge, upon request by contacting the Fund at 888.729.3863 or on the SEC’s website at www.sec.gov. The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Shares (toll-free) at 888.729.3863 or visiting ESG Shares website at www.esgshares.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in the Fund’s Form N-Qs may also be obtained by visiting ESG Shares website at www.esgshares.com or telephoning ESG Shares (toll-free) at 888.729.3863.

Management of the Funds (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust. The Trust’s Board of Trustees oversees the Adviser and decides upon matters of general policy. The Board of Trustees meets at least four (4) times per year, and reviews the performance and operations of the Funds. The Adviser, either directly or through others selected by the Adviser, furnishes daily investment advisory services.

Officers/Trustees

The following table reflects the name and age, position(s) held with the Trust, the term of office and length of time served, the principal occupation(s) during the past five (5) years, other directorships held, and the number of portfolios overseen in the Pax World Fund Family of those persons who were the trustees and/or officers of the Funds on December 31, 2011. The trustees and officers set forth in the first table below (Interested Trustees and Officers) are considered interested persons under the 1940 Act by virtue of their position or affiliation with the Adviser. The trustees in the second table (Disinterested Trustees) are not considered interested persons and have no affiliation with the Adviser. The business address of each trustee and officer is 30 Penhallow Street, Suite 400, Portsmouth, NH 03801.

December 31, 2011 (Unaudited)

None of the officers or trustees of the Funds are related to one another by blood, marriage or adoption. The aggregate remuneration paid on behalf of each Fund during the period covered by the report to (i) all Trustees and all members of any advisory board for regular compensation; (ii) each Trustee and each member of an advisory board for special compensation; (iii) all officers; and (iv) each person of whom any officer or Trustee of the Fund is an affiliated person is as follows: Pax MSCI North America ESG Index ETF, $12,293; and Pax MSCI EAFE ESG Index ETF, $10,312.

Interested Trustees and Officers

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee
Laurence A. Shadek (62)	Trustee (since 2008)	Chairman of the Board of the Adviser (1996-present); Executive Vice-President of Wellington Shields & Co. LLC or its predecessor (1986-present); Trustee of Pax World Funds Series Trust I (2006-present); Executive Vice President of Pax World Money Market Fund (1998-2008); Chairman of the Board of Directors of the Pax World Balanced Fund (1996-2006), Pax World Growth Fund (1997-2006), and Pax World High Yield Bond Fund (1999-2006); member of the Board of Trustees of Franklin & Marshall College (1998- present).	13
Joseph Keefe (58)	Trustee, Chief Executive Officer (since 2008)	Chief Executive Officer (2005-present) and President (2006-present) of the Adviser; Trustee of Pax World Funds Series Trust I (2006-present); President of Pax World Money Market Fund (2006-2008); Senior Vice President of the Pax World Balanced, Pax World Growth, and Pax World High Yield Bond Fund (2005-2006); President of New Circle Communications LLC (2000-2005); Co-Chair of The Carbon Coalition (2003-present); member of the Boards of Directors of Americans for Campaign Reform (2003-present), Women Thrive Worldwide (2009-present) and the Social Investment Forum (2000-2006).	13
John Boese (48)	Chief Compliance Officer (since 2008)	Chief Compliance Officer of the Adviser (2006-present); Chief Compliance Officer of Pax World Funds Series Trust I (2006-present); Vice President and Chief Regulatory Officer of the Boston Stock Exchange, Boston, MA (2000–2006).	N/A

December 31, 2011 (Unaudited)

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee
Maureen Conley (49)	Secretary (since 2008)	Senior Vice President of Shareholder Services/Operations (2005-present) and Manager of Shareholder Services (2000-2005) for the Adviser; Secretary of Pax World Funds Series Trust I (2006-present).	N/A
Alicia K. DuBois (52)	Treasurer (since 2008)	Chief Financial Officer for the Adviser (2006-present); Treasurer of Pax World Funds Series Trust I (2006-present); Assistant Treasurer for both Jefferson Pilot Investment Advisory Corp. and Jefferson Pilot Variable Fund, Inc. (2001-2006); and Assistant Vice President at Lincoln Financial Group (formerly Jefferson-Pilot Corp.) (2005-2006)	N/A
Scott LaBreche (39)	Assistant Treasurer (since 2010)	Director, Portfolio Analysis & Reporting for the Adviser (2009-present); Assistant Treasurer of Pax World Funds Series Trust I (2010-present); Fund Administration Manager & Portfolio Analyst for the Adviser (2007-2009); Securities Fund Analyst, Lincoln Financial Group (formerly Jefferson Pilot Financial) (2000-2007).	N/A

Disinterested Trustees

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee
Adrian P. Anderson (57)[2]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2007-present; Chief Executive Officer of North Point Advisors, LLC (2004-present); Senior Consultant of Gray and Co. (1999-2004).	13
Carl H. Doerge, Jr. (73)[2]	Chairman of the Board of Trustees; Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006-present); Private investor (1995-present); member of the Board of Trustees and Police Commissioner of the Village of Upper Brookville, NY (1998-present); member of the Board of Directors (1998-present) and Chairman of the Investment Committee (1999-present) of St. Johnland Nursing Home in Kings Park, NY.	13

December 31, 2011 (Unaudited)

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee
Cynthia Hargadon (56)[3]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006-present); Senior Consultant of North Point Advisors, LLC (2010-present); Managing Director of CRA Rogers Casey (2006-2010).	13
Louis F. Laucirica (70)[2]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006-present); Associate Dean and Director of Undergraduate Studies of Stevens Institute of Technology, Howe School (1999-2010).	13
John L. Liechty (57)[3]	Trustee (since 2010)	Trustee of Pax World Funds Series Trust I (2010-present); Principal, Integrated Financial Planning Solutions (2010-Present); President and CEO, MMA Praxis Mutual Funds (1995-2009).	13
Nancy S. Taylor (56)[3]	Trustee (since 2008)	Trustee of Pax World Funds Series Trust I (2006-present); Senior Minister, Old South Church in Boston, MA (2005-present); Trustee, Andover Newton Theological School (2002-present); Chair of the Board of Trustees of Andover Newton Theological School; Board of Managers, Old South Meeting House (2005-present); Director, Ecclesia Ministries, a ministry to Boston’s homeless population (2003-present).	13

1 Trustees of the Funds hold office until a successor is chosen and qualifies. Officers of the Funds are appointed by the Board of Trustees and hold office until a successor is chosen and qualifies.

2 Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The Audit Committee meets on at least a quarterly basis.

3 Designates a member of the Nomination, Compensation & Compliance Committee. The Nomination, Compensation & Compliance Committee is responsible for considering and recommending Board candidates, reviewing and recommending Board compensation, and overseeing regulatory and fiduciary compliance matters. The Nomination, Compensation & Compliance Committee meets on at least a quarterly basis.

The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 888.729.3863 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time or by visiting our website at www.esgshares.com.

The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 888.729.3863 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time or by visiting our website at www.esgshares.com.

Item 2.	Code of Ethics.

As of December 31, 2011, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that Carl H. Doerge, Jr. and Adrian Anderson, who each serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Messrs. Doerge and Anderson are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $9,000 and $9,000 for the fiscal years ended December 31, 2011 and 2010, respectively.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2011 and 2010, respectively.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 and $7,500 for the fiscal years ended December 31, 2011 and 2010, respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 and $0 for the fiscal years ended December 31, 2011 and 2010, respectively.

(e) (1) To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X and no amount was required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0, for the fiscal years ended December 31, 2011 and 2010, respectively.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Adrian P. Anderson, Carl H. Doerge, Jr. and Louis F. Laucirica.

Item 6.	Schedule of Investments.

A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.	Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Funds Trust II

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date  February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date  February 29, 2012

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date  February 29, 2012